Schedule of estimated fair values of options (Details) - kr / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected volatility	37.00%
Share options [member]
IfrsStatementLineItems [Line Items]
Weighted average share price			kr 62.48	kr 84.71
Weighted average exercise price			kr 71.54	kr 100.54
Expected volatility			35.00%	35.00%
Expected life			1 year	4 years
Risk-free interest rate			3.70%
Expected dividend
Share options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate				4.40%
Share options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate				4.70%